QS GROWTH FUND

Schedules of investments (unaudited)	October 31, 2019

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.6%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares		1,662,853	$17,609,617
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		5,063,525	102,738,934
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares		2,836,587	34,152,509
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares		934,763	10,964,771
BrandywineGLOBAL - International Opportunities Bond Fund, Class IS Shares		579,601	6,648,022
ClearBridge Small Cap Fund, Class IS Shares		760,386	46,163,010
Martin Currie Emerging Markets Fund, Class IS Shares		4,712,622	59,426,163
QS Global Market Neutral Fund, Class IS Shares		2,634,215	24,787,960
QS International Equity Fund, Class IS Shares		2,722,090	43,362,887
QS Strategic Real Return Fund, Class IS Shares		3,777,486	43,176,669
QS U.S. Small Capitalization Equity Fund, Class IS Shares		2,129,981	24,473,481
RARE Global Infrastructure Value Fund, Class IS Shares		612,010	7,313,516
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		103,666	21,808,200
ClearBridge Appreciation Fund, Class IS Shares		1,735,207	46,052,394
ClearBridge International Value Fund, Class IS Shares		2,076,579	19,997,460
ClearBridge Large Cap Growth Fund, Class IS Shares		924,227	49,594,030
ClearBridge Mid Cap Fund, Class IS Shares		892,301	34,951,416
ClearBridge Small Cap Growth Fund, Class IS Shares		136,715	5,200,626
QS Global Dividend Fund, Class IS Shares		5,035,079	65,456,030
QS U.S. Large Cap Equity Fund, Class IS Shares		1,659,459	30,235,337
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares		27,928	339,885
Western Asset High Yield Fund, Class IS Shares		2,361,052	18,817,589
Western Asset Macro Opportunities Fund, Class IS Shares		930,461	11,137,614

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $588,483,435)			724,408,120

	RATE
SHORT-TERM INVESTMENTS - 0.1%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $680,366)	1.690%	680,366	680,366

TOTAL INVESTMENTS - 99.7% (Cost - $589,163,801)			725,088,486
Other Assets in Excess of Liabilities - 0.3%			2,136,218

TOTAL NET ASSETS - 100.0%			$727,224,704

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS Asset Allocation Funds 2019 Quarterly Report

QS MODERATE GROWTH FUND

Schedules of investments (unaudited)	October 31, 2019

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.7%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares		1,057,536	$11,199,308
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		3,060,254	62,092,554
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares		1,378,640	16,598,829
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares		594,233	6,970,352
BrandywineGLOBAL - International Opportunities Bond Fund, Class IS Shares		845,412	9,696,874
ClearBridge Small Cap Fund, Class IS Shares		324,995	19,730,427
Martin Currie Emerging Markets Fund, Class IS Shares		2,377,292	29,977,658
QS Global Market Neutral Fund, Class IS Shares		1,674,630	15,758,269
QS International Equity Fund, Class IS Shares		1,123,284	17,893,911
QS Strategic Real Return Fund, Class IS Shares		2,399,011	27,420,693
QS U.S. Small Capitalization Equity Fund, Class IS Shares		1,221,612	14,036,317
RARE Global Infrastructure Value Fund, Class IS Shares		388,627	4,644,098
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		59,289	12,472,707
ClearBridge Appreciation Fund, Class IS Shares		963,646	25,575,171
ClearBridge International Value Fund, Class IS Shares		884,204	8,514,883
ClearBridge Large Cap Growth Fund, Class IS Shares		561,602	30,135,566
ClearBridge Mid Cap Fund, Class IS Shares		271,466	10,633,313
ClearBridge Small Cap Growth Fund, Class IS Shares		196,267	7,465,979
QS Global Dividend Fund, Class IS Shares		3,199,425	41,592,528
QS U.S. Large Cap Equity Fund, Class IS Shares		952,795	17,359,925
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		885,620	11,628,190
Western Asset Core Plus Bond Fund, Class IS Shares		2,328,321	28,335,670
Western Asset High Yield Fund, Class IS Shares		2,875,845	22,920,487
Western Asset Macro Opportunities Fund, Class IS Shares		591,894	7,084,971

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $383,068,870)			459,738,680

	RATE
SHORT-TERM INVESTMENTS - 0.4%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $1,852,082)	1.690%	1,852,082	1,852,082

TOTAL INVESTMENTS - 100.1% (Cost - $384,920,952)			461,590,762
Liabilities in Excess of Other Assets - (0.1)%			(567,593)

TOTAL NET ASSETS - 100.0%			$461,023,169

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS Asset Allocation Funds 2019 Quarterly Report

QS CONSERVATIVE GROWTH FUND

Schedules of investments (unaudited)	October 31, 2019

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.6%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares		691,250	$7,320,341
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		1,000,439	20,298,912
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares		597,933	7,199,112
BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares		819,094	8,592,297
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares		384,833	4,514,089
BrandywineGLOBAL - International Opportunities Bond Fund, Class IS Shares		591,174	6,780,768
ClearBridge Small Cap Fund, Class IS Shares		122,043	7,409,241
Martin Currie Emerging Markets Fund, Class IS Shares		894,564	11,280,446
QS Global Market Neutral Fund, Class IS Shares		1,083,520	10,195,921
QS International Equity Fund, Class IS Shares		8,442	134,479
QS Strategic Real Return Fund, Class IS Shares		1,552,315	17,742,960
QS U.S. Small Capitalization Equity Fund, Class IS Shares		727,873	8,363,259
RARE Global Infrastructure Value Fund, Class IS Shares		247,392	2,956,331
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		27,787	5,845,498
ClearBridge Appreciation Fund, Class IS Shares		719,443	19,094,027
ClearBridge International Value Fund, Class IS Shares		13,229	127,395
ClearBridge Large Cap Growth Fund, Class IS Shares		318,254	17,077,482
ClearBridge Mid Cap Fund, Class IS Shares		140,215	5,492,225
ClearBridge Small Cap Growth Fund, Class IS Shares		133,493	5,078,077
QS Global Dividend Fund, Class IS Shares		2,046,752	26,607,781
QS U.S. Large Cap Equity Fund, Class IS Shares		658,310	11,994,403
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		2,209,709	29,013,483
Western Asset Core Plus Bond Fund, Class IS Shares		3,388,775	41,241,394
Western Asset High Yield Fund, Class IS Shares		2,022,883	16,122,379
Western Asset Macro Opportunities Fund, Class IS Shares		377,553	4,519,311

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $249,412,235)			295,001,611

RATE
SHORT-TERM INVESTMENTS - 0.5%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $1,449,688)	1.690%	1,449,688	1,449,688

TOTAL INVESTMENTS - 100.1% (Cost - $250,861,923)			296,451,299
Liabilities in Excess of Other Assets - (0.1)%			(264,663)

TOTAL NET ASSETS - 100.0%			$296,186,636

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

Abbreviation used in this schedule:

USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS Asset Allocation Funds 2019 Quarterly Report

QS DEFENSIVE GROWTH FUND

Schedules of investments (unaudited)	October 31, 2019

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.7%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares		293,569	$3,108,894
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		68,399	1,387,820
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares		114,960	1,384,116
BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares		957,426	10,043,394
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares		165,936	1,946,429
Martin Currie Emerging Markets Fund, Class IS Shares		123,767	1,560,707
QS Global Market Neutral Fund, Class IS Shares		461,710	4,344,690
QS International Equity Fund, Class IS Shares		5,323	84,798
QS Strategic Real Return Fund, Class IS Shares		675,126	7,716,692
QS U.S. Small Capitalization Equity Fund, Class IS Shares		150,029	1,723,830
RARE Global Infrastructure Value Fund, Class IS Shares		106,698	1,275,042
Legg Mason Partners Equity Trust:
ClearBridge Appreciation Fund, Class IS Shares		257,093	6,823,242
ClearBridge International Value Fund, Class IS Shares		7,466	71,900
ClearBridge Large Cap Growth Fund, Class IS Shares		74,980	4,023,453
ClearBridge Small Cap Growth Fund, Class IS Shares		34,833	1,325,064
QS Global Dividend Fund, Class IS Shares		700,980	9,112,739
QS U.S. Large Cap Equity Fund, Class IS Shares		261,707	4,768,301
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		1,963,696	25,783,327
Western Asset Core Plus Bond Fund, Class IS Shares		2,330,053	28,356,741
Western Asset High Yield Fund, Class IS Shares		1,047,268	8,346,723
Western Asset Macro Opportunities Fund, Class IS Shares		164,868	1,973,471

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $108,153,464)			125,161,373

RATE
SHORT-TERM INVESTMENTS - 0.3%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $447,813)	1.690%	447,813	447,813

TOTAL INVESTMENTS - 100.0% (Cost - $108,601,277)			125,609,186
Liabilities in Excess of Other Assets - (0.0)%			(42,477)

TOTAL NET ASSETS - 100.0%			$125,566,709

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

Abbreviation used in this schedule:

USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS Asset Allocation Funds 2019 Quarterly Report

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

QS Growth Fund (“Growth Fund”), QS Moderate Growth Fund (“Moderate Growth Fund”), QS Conservative Growth Fund (“Conservative Growth Fund”) and QS Defensive Growth Fund (“Defensive Growth Fund”) (the “Funds”) are separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in other mutual funds and exchange-traded funds (“ETFs”) which are affiliated with Legg Mason, Inc. (“Legg Mason”) and ETFs managed by unaffiliated investment advisers (“Underlying Funds”).

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities, including ETFs, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/ dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/ dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

Notes to Schedules of Investments (unaudited) (continued)

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$724,408,120	—	—	$724,408,120
Short-Term Investments†	680,366	—	—	680,366

Total Investments	$725,088,486	—	—	$725,088,486

†	See Schedule of Investments for additional detailed categorizations.

Moderate Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$459,738,680	—	—	$459,738,680
Short-Term Investments†	1,852,082	—	—	1,852,082

Total Investments	$461,590,762	—	—	$461,590,762

†	See Schedule of Investments for additional detailed categorizations.

Conservative Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$295,001,611	—	—	$295,001,611
Short-Term Investments†	1,449,688	—	—	1,449,688

Total Investments	$296,451,299	—	—	$296,451,299

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedules of Investments (unaudited) (continued)

Defensive Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$125,161,373	—	—	$125,161,373
Short-Term Investments†	447,813	—	—	447,813

Total Investments	$125,609,186	—	—	$125,609,186

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated Underlying Funds

As defined by the 1940 Act, an affiliated company is one in which the Funds own 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Legg Mason, through subadvisory agreements with its wholly owned subsidiaries, also provides investment management services to certain of the Underlying Funds held by the Funds. Based on the Funds’ relative ownership, the following Underlying Funds were considered affiliated companies for all or some portion of the period ended October 31, 2019. The following transactions were effected in shares of such Underlying Funds for the period ended October 31, 2019.

	Affiliate Value at January 31, 2019	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2019
Growth Fund		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust - Brandywine- GLOBAL - Alternative Credit Fund, Class IS Shares	$14,286,596	$4,785,011	455,657	$1,939,480	185,260	$5,520	$290,011	—	$477,490	$17,609,617
Legg Mason Global Asset Management Trust - Brandywine- GLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	80,871,428	18,500,000	974,121	5,552,859	286,755	32,141	—	—	8,920,365	102,738,934
Legg Mason Global Asset Management Trust - Brandywine- GLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares	27,238,584	5,960,000	526,852	1,898,842	164,251	11,158	—	—	2,852,767	34,152,509
Legg Mason Global Asset Management Trust - Brandywine- GLOBAL - Global Unconstrained Bond Fund, Class IS Shares	16,304,754	1,865,000	162,082	7,977,707	628,071	(827,707)	—	—	772,724	10,964,771
Legg Mason Global Asset Management Trust - Brandywine- GLOBAL - International Opportunities Bond Fund, Class IS Shares	6,470,311	506,808	45,298	448,675	36,271	(43,675)	41,808	—	119,578	6,648,022

Notes to Schedules of Investments (unaudited) (continued)

Growth Fund (continued)	Affiliate Value at January 31, 2019	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2019
		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust - ClearBridge Small Cap Fund, Class IS Shares	$36,465,251	$8,710,000	146,224	$1,195,768	20,127	$29,232	—	—	$2,183,527	$46,163,010
Legg Mason Global Asset Management Trust - Martin Currie Emerging Markets Fund, Class IS Shares	63,403,206	240,000	20,322	8,782,346	703,717	(412,346)	—	—	4,565,303	59,426,163
Legg Mason Global Asset Management Trust - QS Global Market Neutral Fund, Class IS Shares	15,711,791	10,340,000	1,106,103	144,322	13,771	(14,322)	—	—	(1,119,509)	24,787,960
Legg Mason Global Asset Management Trust - QS International Equity Fund, Class IS Shares	83,212,443	3,840,000	253,968	41,990,993	3,009,985	4,224,007	—	—	(1,698,563)	43,362,887
Legg Mason Global Asset Management Trust - QS Strategic Real Return Fund, Class IS Shares	42,929,715	—	—	2,546,912	193,811	(381,912)	—	—	2,793,866	43,176,669
Legg Mason Global Asset Management Trust - QS U.S. Small Capitalization Equity Fund, Class IS Shares	19,766,801	5,154,525	439,937	368,483	27,315	(43,483)	—	$289,525	(79,362)	24,473,481
Legg Mason Global Asset Management Trust - RARE Global Infrastructure Value Fund, Class IS Shares	10,330,033	215,298	18,500	4,129,339	347,294	(119,339)	$215,298	—	897,524	7,313,516
Legg Mason Partners Equity Trust - ClearBridge Aggressive Growth Fund, Class IS Shares	17,687,535	3,690,000	18,297	678,741	3,286	6,260	—	—	1,109,406	21,808,200
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares	37,009,088	7,480,000	314,773	4,795,580	197,803	219,420	—	—	6,358,886	46,052,394

Notes to Schedules of Investments (unaudited) (continued)

Growth Fund (continued)	Affiliate Value at January 31, 2019	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2019
		Cost	Shares	Cost	Shares
Legg Mason Partners Equity Trust - ClearBridge International Value Fund, Class IS Shares	$37,505,672	$2,020,000	220,524	$19,843,828	1,982,806	$(583,828)	—	—	$315,616	$19,997,460
Legg Mason Partners Equity Trust - ClearBridge Large Cap Growth Fund, Class IS Shares	41,361,731	6,275,000	125,278	3,737,822	73,845	102,179	—	—	5,695,121	49,594,030
Legg Mason Partners Equity Trust - ClearBridge Mid Cap Fund, Class IS Shares	29,130,865	5,002,975	136,677	2,816,681	75,974	58,320	—	$22,975	3,634,257	34,951,416
Legg Mason Partners Equity Trust - ClearBridge Small Cap Growth Fund, Class IS Shares	4,508,614	845,000	22,660	427,306	11,254	12,694	—	—	274,318	5,200,626
Legg Mason Partners Equity Trust - QS Global Dividend Fund, Class IS Shares	64,590,556	2,025,233	159,214	4,095,846	337,255	184,154	$1,295,234	—	2,936,087	65,456,030
Legg Mason Partners Equity Trust - QS U.S. Large Cap Equity Fund, Class IS Shares	24,194,734	5,283,491	305,930	1,596,183	90,933	8,817	—	83,491	2,353,295	30,235,337
Western Asset Funds, Inc. - Western Asset Core Plus Bond Fund, Class IS Shares	23,084,551	168,436	14,604	22,020,767	2,002,794	1,019,233	168,435	—	(892,335)	339,885
Western Asset Funds, Inc. - Western Asset High Yield Fund, Class IS Shares	4,718,097	15,557,936	1,974,571	1,767,578	216,086	(37,578)	785,116	—	309,134	18,817,589
Western Asset Funds, Inc. - Western Asset Macro Opportunities Fund, Class IS Shares	14,166,357	745,000	66,334	4,634,925	422,554	185,075	—	—	861,182	11,137,614

	$714,948,713	$109,209,713		$143,390,983		$3,634,020	$2,795,902	$395,991	$43,640,677	$724,408,120

Notes to Schedules of Investments (unaudited) (continued)

	Affiliate Value at January 31, 2019	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2019
Moderate Growth Fund		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares	$9,205,427	$2,414,968	229,995	$728,967	69,674	$1,032	$184,968	—	$307,880	$11,199,308
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	46,759,339	14,300,000	748,589	4,232,209	218,602	32,791	—	—	5,265,424	62,092,554
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares	12,752,217	3,595,000	315,122	1,092,502	94,722	2,498	—	—	1,344,114	16,598,829
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares	10,506,521	920,000	79,980	4,933,267	388,369	(508,268)	—	—	477,098	6,970,352
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - International Opportunities Bond Fund, Class IS Shares	9,455,965	610,907	54,615	534,400	43,062	(49,399)	60,907	—	164,402	9,696,874
Legg Mason Global Asset Management Trust - ClearBridge Small Cap Fund, Class IS Shares	15,044,100	4,660,000	77,780	863,404	14,467	11,595	—	—	889,731	19,730,427
Legg Mason Global Asset Management Trust - Martin Currie Emerging Markets Fund, Class IS Shares	32,262,754	390,000	33,023	5,021,886	401,497	(251,886)	—	—	2,346,790	29,977,658
Legg Mason Global Asset Management Trust - QS Global Market Neutral Fund, Class IS Shares	10,067,778	6,575,000	703,767	179,652	17,143	(14,651)	—	—	(704,857)	15,758,269
Legg Mason Global Asset Management Trust - QS International Equity Fund, Class IS Shares	33,229,560	3,300,000	218,254	17,120,039	1,282,565	2,549,962	—	—	(1,515,610)	17,893,911
Legg Mason Global Asset Management Trust - QS Strategic Real Return Fund, Class IS Shares	27,629,350	—	—	2,061,611	156,896	(316,611)	—	—	1,852,954	27,420,693

Notes to Schedules of Investments (unaudited) (continued)

Moderate Growth Fund (continued)	Affiliate Value at January 31, 2019	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2019
		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust - QS U.S. Small Capitalization Equity Fund, Class IS Shares	$10,762,666	$3,747,141	320,430	$457,159	33,889	$(52,159)	—	$162,141	$(16,331)	$14,036,317
Legg Mason Global Asset Management Trust - RARE Global Infrastructure Value Fund, Class IS Shares	6,558,188	136,480	11,727	2,620,376	220,385	(75,376)	$136,480	—	569,806	4,644,098
Legg Mason Partners Equity Trust - ClearBridge Aggressive Growth Fund, Class IS Shares	9,704,767	2,510,000	12,268	333,839	1,622	(3,839)	—	—	591,779	12,472,707
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares	19,878,670	4,845,000	203,057	2,651,673	108,614	103,327	—	—	3,503,174	25,575,171
Legg Mason Partners Equity Trust - ClearBridge International Value Fund, Class IS Shares	15,503,158	1,665,000	181,769	8,763,250	884,377	(118,249)	—	—	109,975	8,514,883
Legg Mason Partners Equity Trust - ClearBridge Large Cap Growth Fund, Class IS Shares	24,600,494	4,605,000	91,279	2,478,360	48,784	56,640	—	—	3,408,432	30,135,566
Legg Mason Partners Equity Trust - ClearBridge Mid Cap Fund, Class IS Shares	8,661,762	1,822,017	49,427	935,764	25,228	19,236	—	7,018	1,085,298	10,633,313
Legg Mason Partners Equity Trust - ClearBridge Small Cap Growth Fund, Class IS Shares	6,266,425	1,560,000	41,599	743,111	19,496	16,889	—	—	382,665	7,465,979
Legg Mason Partners Equity Trust - QS Global Dividend Fund, Class IS Shares	41,594,869	1,120,746	88,127	2,940,671	245,834	179,329	820,745	—	1,817,584	41,592,528
Legg Mason Partners Equity Trust - QS U.S. Large Cap Equity Fund, Class IS Shares	13,569,846	3,533,187	202,967	1,058,417	60,312	1,583	—	48,187	1,315,309	17,359,925
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares	18,499,481	336,908	26,333	7,914,487	629,006	60,512	336,908	—	706,288	11,628,190
Western Asset Funds, Inc. - Western Asset Core Plus Bond Fund, Class IS Shares	45,028,392	930,934	79,162	18,277,928	1,683,452	1,262,071	930,934	—	654,272	28,335,670

Notes to Schedules of Investments (unaudited) (continued)

Moderate Growth Fund (continued)	Affiliate Value at January 31, 2019	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2019
		Cost	Shares	Cost	Shares
Western Asset Funds, Inc. - Western Asset High Yield Fund, Class IS Shares	$19,067,725	$5,571,996	706,124	$2,172,674	265,493	$(47,674)	$986,986	—	$453,440	$22,920,487
Western Asset Funds, Inc. - Western Asset Macro Opportunities Fund, Class IS Shares	9,125,960	180,000	16,216	2,767,879	253,201	127,122	—	—	546,890	7,084,971

	$455,735,414	$69,330,284		$90,883,525		$2,986,475	$3,457,928	$217,346	$25,556,507	$459,738,680

Conservative Growth Fund	Affiliate Value at January 31, 2019	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2019
		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares	$5,879,831	$1,447,033	137,257	$199,492	19,090	$508	$117,033	—	$192,969	$7,320,341
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	14,216,825	5,560,000	289,045	1,123,327	57,915	6,673	—	—	1,645,414	20,298,912
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares	5,088,935	1,795,000	155,888	232,587	20,165	2,413	—	—	547,764	7,199,112
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares	—	8,573,747	826,757	79,741	7,663	259	57,758	—	98,291	8,592,297
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS Shares	8,459,156	641,317	63,344	10,034,818	889,433	(873,828)	106,317	—	934,345	—
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares	6,735,279	415,000	36,105	2,918,014	229,904	(298,014)	—	—	281,824	4,514,089

Notes to Schedules of Investments (unaudited) (continued)

Conservative Growth Fund (continued)	Affiliate Value at January 31, 2019	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2019
		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - International Opportunities Bond Fund, Class IS Shares	$6,561,779	$477,241	42,612	$373,264	30,078	$(33,264)	$42,241	—	$115,012	$6,780,768
Legg Mason Global Asset Management Trust - ClearBridge Small Cap Fund, Class IS Shares	5,273,940	1,890,000	31,384	64,692	1,078	308	—	—	309,993	7,409,241
Legg Mason Global Asset Management Trust - Martin Currie Emerging Markets Fund, Class IS Shares	11,490,283	555,000	45,966	1,613,480	129,298	(78,480)	—	—	848,643	11,280,446
Legg Mason Global Asset Management Trust - QS Global Market Neutral Fund, Class IS Shares	6,373,093	4,460,000	477,482	203,184	19,388	(13,184)	—	—	(433,988)	10,195,921
Legg Mason Global Asset Management Trust - QS International Equity Fund, Class IS Shares	3,880,323	—	—	3,807,947	247,010	(27,947)	—	—	62,103	134,479
Legg Mason Global Asset Management Trust - QS Strategic Real Return Fund, Class IS Shares	17,386,044	145,000	12,675	902,581	68,690	(142,581)	—	—	1,114,497	17,742,960
Legg Mason Global Asset Management Trust - QS U.S. Small Capitalization Equity Fund, Class IS Shares	5,994,667	2,494,030	213,110	82,283	6,059	(12,283)	—	$94,030	(43,155)	8,363,259
Legg Mason Global Asset Management Trust - RARE Global Infrastructure Value Fund, Class IS Shares	4,039,948	100,970	8,648	1,534,784	129,193	(39,784)	85,970	—	350,197	2,956,331
Legg Mason Partners Equity Trust - ClearBridge Aggressive Growth Fund, Class IS Shares	4,047,312	1,565,000	7,598	19,959	97	41	—	—	253,145	5,845,498
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares	13,784,198	3,910,000	159,846	1,068,540	43,123	41,460	—	—	2,468,369	19,094,027
Legg Mason Partners Equity Trust - ClearBridge International Value Fund, Class IS Shares	3,808,096	—	—	3,870,289	376,545	(170,289)	—	—	189,588	127,395

Notes to Schedules of Investments (unaudited) (continued)

Conservative Growth Fund (continued)	Affiliate Value at January 31, 2019	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2019
		Cost	Shares	Cost	Shares
Legg Mason Partners Equity Trust - ClearBridge Large Cap Growth Fund, Class IS Shares	$12,869,694	$3,385,000	65,266	$934,111	18,582	$30,889	—	—	$1,756,899	$17,077,482
Legg Mason Partners Equity Trust - ClearBridge Mid Cap Fund, Class IS Shares	4,174,530	1,123,512	30,020	331,672	8,975	8,328	—	$3,512	525,855	5,492,225
Legg Mason Partners Equity Trust - ClearBridge Small Cap Growth Fund, Class IS Shares	3,741,030	1,415,000	36,748	279,071	7,230	5,929	—	—	201,118	5,078,077
Legg Mason Partners Equity Trust - QS Global Dividend Fund, Class IS Shares	25,732,512	1,005,894	78,556	1,324,683	108,682	60,317	$515,894	—	1,194,058	26,607,781
Legg Mason Partners Equity Trust - QS U.S. Large Cap Equity Fund, Class IS Shares	8,637,581	2,952,266	167,853	440,846	25,220	4,154	—	32,267	845,402	11,994,403
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares	34,863,112	1,555,203	120,294	9,025,218	715,341	49,782	720,204	—	1,620,386	29,013,483
Western Asset Funds, Inc. - Western Asset Core Plus Bond Fund, Class IS Shares	49,724,770	2,244,931	188,637	11,920,205	1,142,637	1,359,795	1,164,931	—	1,191,898	41,241,394
Western Asset Funds, Inc. - Western Asset High Yield Fund, Class IS Shares	15,588,602	3,932,930	498,312	3,767,935	466,311	(32,935)	712,923	—	368,782	16,122,379
Western Asset Funds, Inc. - Western Asset Macro Opportunities Fund, Class IS Shares	5,880,058	120,000	10,811	1,829,112	167,323	80,888	—	—	348,365	4,519,311

	$284,231,598	$51,764,074		$57,981,835		$(70,845)	$3,523,271	$129,809	$16,987,774	$295,001,611

	Affiliate Value at January 31, 2019	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2019
Defensive Growth Fund		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares	$2,511,760	$560,257	53,053	$44,888	4,295	$113	$50,256	—	$81,765	$3,108,894
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	1,083,692	210,000	11,045	24,269	1,287	730	—	—	118,397	1,387,820

Notes to Schedules of Investments (unaudited) (continued)

Defensive Growth Fund (continued)	Affiliate Value at January 31, 2019	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2019
		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares	$1,090,870	$210,000	18,468	$29,135	2,588	$865	—	—	$112,381	$1,384,116
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares	—	9,928,824	957,426	—	—	—	$66,886	—	114,570	10,043,394
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS Shares	9,803,287	548,750	54,212	11,433,345	1,011,564	(1,016,407)	123,750	—	1,081,308	—
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares	2,872,458	90,000	7,813	1,125,124	88,652	(115,124)	—	—	109,095	1,946,429
Legg Mason Global Asset Management Trust - Martin Currie Emerging Markets Fund, Class IS Shares	1,570,206	90,000	7,621	217,898	17,489	(7,898)	—	—	118,399	1,560,707
Legg Mason Global Asset Management Trust - QS Global Market Neutral Fund, Class IS Shares	2,679,180	1,910,000	204,574	60,643	5,787	(5,644)	—	—	(183,847)	4,344,690
Legg Mason Global Asset Management Trust - QS International Equity Fund, Class IS Shares	431,786	—	—	374,554	23,103	(19,554)	—	—	27,566	84,798
Legg Mason Global Asset Management Trust - QS Strategic Real Return Fund, Class IS Shares	7,528,584	—	—	280,146	21,320	(45,146)	—	—	468,254	7,716,692
Legg Mason Global Asset Management Trust - QS U.S. Small Capitalization Equity Fund, Class IS Shares	1,383,038	353,741	31,107	16,812	1,238	(1,812)	—	$18,741	3,863	1,723,830
Legg Mason Global Asset Management Trust - RARE Global Infrastructure Value Fund, Class IS Shares	1,716,903	36,410	3,128	626,851	52,796	(16,850)	36,410	—	148,580	1,275,042

Notes to Schedules of Investments (unaudited) (continued)

Defensive Growth Fund (continued)	Affiliate Value at January 31, 2019	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2019
		Cost	Shares	Cost	Shares
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares	$5,417,676	$720,000	29,081	$222,716	8,878	$7,285	—	—	$908,282	$6,823,242
Legg Mason Partners Equity Trust - ClearBridge International Value Fund, Class IS Shares	423,935	—	—	396,825	35,926	(41,825)	—	—	44,790	71,900
Legg Mason Partners Equity Trust - ClearBridge Large Cap Growth Fund, Class IS Shares	3,363,535	365,000	7,222	159,062	3,218	10,938	—	—	453,980	4,023,453
Legg Mason Partners Equity Trust - ClearBridge Small Cap Growth Fund, Class IS Shares	1,113,488	150,000	3,886	—	—	—	—	—	61,576	1,325,064
Legg Mason Partners Equity Trust - QS Global Dividend Fund, Class IS Shares	8,715,945	375,157	29,642	397,546	32,128	12,454	$175,157	—	419,183	9,112,739
Legg Mason Partners Equity Trust - QS U.S. Large Cap Equity Fund, Class IS Shares	3,947,025	617,502	35,366	175,342	9,302	(10,341)	—	$12,503	379,116	4,768,301
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares	25,967,440	606,019	47,197	2,206,178	172,595	3,822	606,018	—	1,416,046	25,783,327
Western Asset Funds, Inc. - Western Asset Core Plus Bond Fund, Class IS Shares	28,543,043	757,390	64,141	2,371,519	226,930	293,480	738,544	—	1,427,827	28,356,741
Western Asset Funds, Inc. - Western Asset High Yield Fund, Class IS Shares	8,265,460	637,868	80,379	702,328	88,725	7,671	352,865	—	145,723	8,346,723
Western Asset Funds, Inc. - Western Asset Macro Opportunities Fund, Class IS Shares	2,500,201	30,000	2,703	711,199	64,920	28,801	—	—	154,469	1,973,471

	$120,929,512	$18,196,918		$21,576,380		$(914,442)	$2,149,886	$31,244	$7,611,323	$125,161,373